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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                          	Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2011 through June 30, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Fund


--------------------------------------------------------------------------------
Semiannual Report | June 30, 2011
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PIODX
Class B   PBODX
Class C   PCODX
Class R   PIORX
Class Y   PYODX
Class Z   PIOZX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               16
Schedule of Investments                       18
Financial Statements                          28
Notes to Financial Statements                 38
Trustees, Officers and Service Providers      47


                                Pioneer Fund | Semiannual Report | 6/30/11     1

President's Letter

Dear Shareowner,

The U.S. economy went through a soft patch in the first half of 2011, and the second half of the year, so far, has been highlighted by the U.S. government's battle over the debt ceiling and Standard & Poor's downgrade of the U.S. Treasury's credit rating from the top rating of "AAA" for the first time in history. The markets reacted quite negatively to the credit downgrade, and there is concern about the strength of the global economy going forward.

Pioneer is cautiously optimistic that the U.S. economy will see moderate economic growth over the balance of 2011, though at a slower pace than we had expected earlier this year. While housing and employment remain weak, the private sector shows signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to growth remain substantial, including high unemployment, continued delays in the housing sector's recovery, and the fiscal drag of U.S. federal and state budget cuts.

The difficult recovery process has been accompanied by wide market swings. While this is a challenging environment, our investment professionals continue to focus on finding good opportunities to invest in both equity and bond markets using the same disciplined approach Pioneer has used since 1928. Our approach is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at


2     Pioneer Fund | Semiannual Report | 6/30/11
us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                                Pioneer Fund | Semiannual Report | 6/30/11     3

Portfolio Management Discussion | 6/30/11

In the following interview, John Carey, Executive Vice President and Head of the U.S. Core Value Department at Pioneer Investments, discusses the investment environment during the six-month period ended June 30, 2011, and the Fund's performance. Mr. Carey is responsible for the day-to-day management of Pioneer Fund.

Q How would you describe the market environment for equities over the six months ended June 30, 2011?

A While stock prices were up and down during the six-month period, they closed the period with gains. Earnings increases and improved economic conditions supported the gains. There were setbacks, from an earthquake and tsunami in Japan, leading to parts shortages in the technology and automotive industries, and political upheaval in the Middle East, contributing to a spike in oil prices; and there were anxieties over the unresolved national debt problems in Europe and the debate over raising the Federal debt ceiling in the United States. On the whole, however, investors managed to look through the near-term difficulties and focus on a longer-term picture of encouraging business conditions. Though the economic expansion continued to be slow and unemployment remained high, the direction of most economic indicators was positive over the six months ended June 30, 2011, and business as well as consumer sentiment improved. As capacity utilization in particular increased, businesses undertook more capital spending and also looked to make acquisitions. Strong cash flows led to higher dividend payments, and we also saw share repurchases by companies.

Q  How did the Fund perform in the six months ended June 30, 2011?

A Pioneer Fund Class A shares returned 4.52% at net asset value over the six months ended June 30, 2011, while the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 6.01%. Over the same period, the average return of the 1,098 mutual funds in Lipper's Large Cap Core category was 5.19%.

Q What were the reasons for the underperformance of the Fund versus the S&P 500 over the six months ended June 30, 2011?

A The Fund's underperformance of its benchmark was attributable to stock selection in three sectors: consumer discretionary, health care, and information technology. In consumer discretionary, Target, the discount retailer, and Ford Motor, the automobile and truck manufacturer, were the culprits. Target had disappointing sales results, and investors raised questions about corporate strategy. Ford was hit by some new quality-related issues, and the


4     Pioneer Fund | Semiannual Report | 6/30/11
   overall auto industry did not grow as much as anticipated. In both cases, we retained the holdings in the Fund, believing that the companies would get past the current problems.

   In health care, our focus on pharmaceuticals and equipment and supplies companies detracted from Fund results as investors favored biotechnology and providers and services. Finally, in information technology, Nokia struggled with loss of market share in "smart phones," and the Japanese-based Canon suffered in the aftermath of the earthquake and tsunami.

   On the positive side, several of the Fund's holdings fared quite well, including Norfolk Southern, the railroad, John Wiley & Sons, the book and scientific-journal publisher, and Marathon Oil, which announced a restructuring.

Q What changes did you make to the Fund over the six months ended June 30, 2011, and how is the Fund positioned going into the second half of its fiscal year?

A We were quite active over the six-month period, adding 17 holdings to the Fund and liquidating seven. We made an especially large number of entries in health care. Smith & Nephew specializes in orthopedic implants and wound-care supplies. Medco Health Solutions is a pharmacy benefits manager, and Cardinal Health is a pharmaceutical distributor. UnitedHealth Group is a private health insurer. Amgen develops biotech drugs, and the expertise of Hospira is in the delivery of medications to patients.

   In financial services, we added Discover Financial Services, which has been benefiting in its credit-card business from improved consumer credit in the United States and growth opportunities outside the U. S. Intercontinental Exchange, another addition, is a major operator of energy-trading marketplaces, and Comerica is an important regional bank. In energy, we added Cameron International, manufacturer of oil-and-gas pressure-control equipment, to the Fund. In materials, Mosaic is a supplier of fertilizers, primarily phosphates and potash. In consumer discretionary, we added Yum! Brands to the Fund; the company has experienced good growth in Asia with its Kentucky Fried Chicken franchise. Also added to the Fund in consumer discretionary was Kohl's, which operates a chain of popular department stores.

   Our final additions to the Fund during the period were in information technology and included: eBay, which has been prospering from its PayPal service; Symantec, a provider of computer security products; Juniper Networks, a prominent name in internet and telecommunications infrastructure; and NetApp, a leader in information-storage and data-management solutions.


                                Pioneer Fund | Semiannual Report | 6/30/11     5

   Sold from the Fund during the six-month period were Monsanto, McDonald's, CVS/Caremark, PepsiCo, Kellogg, Citrix Systems, and Frontier
   Communications. The stocks had either reached what we considered to be full values or appeared less attractive than stocks we wished to purchase for the Fund.

Q With some slowness in the economy over the past few months and the ending of the Federal Reserve Board's program of "quantitative easing," what is your outlook for equities as we move into the second half of the year?

A We remain constructive on the economy. We do not think that the economic recovery has run its course and that we are sinking back into recession. We acknowledge the concerns that many investors have as they contemplate some of the "macro" issues, including budget deficits, high unemployment, price increases for energy and other raw materials, and international uncertainties, especially in the "Euro Zone." At the same time, we note that corporate earnings appear to be strong and that companies continue to discuss and plan for growth, both in the U. S. and overseas. That in fact is a point to emphasize: in investing in the U. S. stock market today, one is investing not only in the U. S. economy, but also in economies around the world, as so many American companies, especially in the large-market- capitalization sector, are multinationals, doing business everywhere.

   With our relatively positive view of business prospects, we find many stocks today potentially quite attractively priced for long-term investment. We are also heartened by the dividend increases we are seeing from so many companies. Over the years, dividends have normally provided an important part of the total return on stocks, and dividend increases can only bolster overall return prospects.

   Lastly, we see still many investors who are underweighted in equities, who are "sitting on the sidelines," waiting for what, we are not quite sure. If and when investors have more confidence in the outlook for equities, there is a lot of potential buying power that can be brought to bear on the stock market.

   Thank you for your support.


Please refer to the Schedule of Investments on pages 18-27 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

6     Pioneer Fund | Semiannual Report | 6/30/11

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                                Pioneer Fund | Semiannual Report | 6/30/11     7

Portfolio Summary | 6/30/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                       91.3%
Depositary Receipts for International Stocks              3.5%
International Common Stocks                               3.0%
Temporary Cash Investments                                2.2%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                              15.4%
Information Technology                                   13.4%
Financials                                               13.2%
Consumer Discretionary                                   13.1%
Energy                                                   12.9%
Health Care                                              12.7%
Consumer Staples                                         10.0%
Materials                                                 6.5%
Telecommunication Services                                1.5%
Utilities                                                 1.3%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Chevron Corp.                   3.07%
--------------------------------------------------
    2.    Norfolk Southern Corp.          3.00
--------------------------------------------------
    3.    John Wiley & Sons, Inc.         2.54
--------------------------------------------------
    4.    Rio Tinto Plc                   2.45
--------------------------------------------------
    5.    Johnson Controls, Inc.          2.24
--------------------------------------------------
    6.    Chubb Corp.                     2.05
--------------------------------------------------
    7.    PACCAR, Inc.                    2.03
--------------------------------------------------
    8.    Apache Corp.                    1.94
--------------------------------------------------
    9.    Becton, Dickinson & Co.         1.85
--------------------------------------------------
   10.    Walgreen Co.                    1.69
--------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Fund | Semiannual Report | 6/30/11

Prices and Distributions | 6/30/11

Net Asset Value per Share
--------------------------------------------------------------------------------

---------------------------------------------
     Class     6/30/11           12/31/10
---------------------------------------------
       A       $ 42.64           $ 40.96
---------------------------------------------
       B       $ 41.43           $ 39.86
---------------------------------------------
       C       $ 40.86           $ 39.26
---------------------------------------------
       R       $ 42.68           $ 41.00
---------------------------------------------
       Y       $ 42.77           $ 41.09
---------------------------------------------
       Z       $ 42.71           $ 41.03
---------------------------------------------


Distributions per Share: 1/1/11-6/30/11
--------------------------------------------------------------------------------

----------------------------------------------------------------------
             Net Investment        Short-Term        Long-Term
     Class       Income           Capital Gains     Capital Gains
----------------------------------------------------------------------
       A       $ 0.1700              $ --              $ --
----------------------------------------------------------------------
       B       $    --               $ --              $ --
----------------------------------------------------------------------
       C       $ 0.0200              $ --              $ --
----------------------------------------------------------------------
       R       $ 0.1000              $ --              $ --
----------------------------------------------------------------------
       Y       $ 0.2500              $ --              $ --
----------------------------------------------------------------------
       Z       $ 0.2300              $ --              $ --
----------------------------------------------------------------------


Index Definition
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-15.


                                Pioneer Fund | Semiannual Report | 6/30/11     9

Performance Update | 6/30/11                                    Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2011)
-------------------------------------------------------------
                             Net Asset       Public Offering
Period                       Value (NAV)     Price (POP)
-------------------------------------------------------------
10 Years                      2.92%           2.31%
5 Years                       2.80            1.59
1 Year                       31.69           24.13
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2011)
-------------------------------------------------------------
                             Gross           Net
-------------------------------------------------------------
                              1.16%           1.16%
-------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Standard
                               & Poor's         Pioneer
                               500 Index         Fund
6/30/2001                       $ 9,425         $10,000
6/30/2002                       $ 8,047         $ 8,202
6/30/2003                       $ 7,608         $ 8,223
6/30/2004                       $ 8,988         $ 9,793
6/30/2005                       $ 9,742         $10,412
6/30/2006                       $10,950         $11,310
6/30/2007                       $13,153         $13,637
6/30/2008                       $11,509         $11,849
6/30/2009                       $ 8,496         $ 8,745
6/30/2010                       $ 9,546         $10,006
6/30/2011                       $12,571         $13,076


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Fund | Semiannual Report | 6/30/11

Performance Update | 6/30/11                                    Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2011)
-------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-------------------------------------------------------------
10 Years                      1.95%           1.95%
5 Years                       1.79            1.79
1 Year                       30.24           26.24
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2011)
-------------------------------------------------------------
                             Gross           Net
-------------------------------------------------------------
                              2.24%           2.24%
-------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Standard
                               & Poor's         Pioneer
                               500 Index         Fund
6/30/2001                       $10,000         $10,000
6/30/2002                       $ 8,467         $ 8,202
6/30/2003                       $ 7,934         $ 8,223
6/30/2004                       $ 9,286         $ 9,793
6/30/2005                       $ 9,977         $10,412
6/30/2006                       $11,107         $11,310
6/30/2007                       $13,233         $13,637
6/30/2008                       $11,474         $11,849
6/30/2009                       $ 8,383         $ 8,745
6/30/2010                       $ 9,318         $10,006
6/30/2011                       $12,135         $13,076


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                               Pioneer Fund | Semiannual Report | 6/30/11     11

Performance Update | 6/30/11                                    Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2011)
-------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-------------------------------------------------------------
10 Years                      2.11%           2.11%
5 Years                       2.00            2.00
1 Year                       30.69           30.69
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2011)
-------------------------------------------------------------
                             Gross           Net
-------------------------------------------------------------
                              1.96%           1.96%
-------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Standard
                               & Poor's         Pioneer
                               500 Index         Fund
6/30/2001                       $10,000         $10,000
6/30/2002                       $ 8,473         $ 8,202
6/30/2003                       $ 7,946         $ 8,223
6/30/2004                       $ 9,311         $ 9,793
6/30/2005                       $10,011         $10,412
6/30/2006                       $11,167         $11,310
6/30/2007                       $13,307         $13,637
6/30/2008                       $11,553         $11,849
6/30/2009                       $ 8,463         $ 8,745
6/30/2010                       $ 9,434         $10,006
6/30/2011                       $12,328         $13,076


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Fund | Semiannual Report | 6/30/11

Performance Update | 6/30/11                                    Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2011)
-------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-------------------------------------------------------------
10 Years                      2.69%           2.69%
5 Years                       2.58            2.58
1 Year                       31.22           31.22
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2011)
-------------------------------------------------------------
                             Gross           Net
-------------------------------------------------------------
                              1.50%           1.50%
-------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Standard
                               & Poor's         Pioneer
                               500 Index         Fund
6/30/2001                       $10,000         $10,000
6/30/2002                       $ 8,496         $ 8,202
6/30/2003                       $ 8,000         $ 8,223
6/30/2004                       $ 9,450         $ 9,793
6/30/2005                       $10,234         $10,412
6/30/2006                       $11,487         $11,310
6/30/2007                       $13,777         $13,637
6/30/2008                       $12,039         $11,849
6/30/2009                       $ 8,877         $ 8,745
6/30/2010                       $ 9,941         $10,006
6/30/2011                       $13,045         $13,076


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                               Pioneer Fund | Semiannual Report | 6/30/11     13

Performance Update | 6/30/11                                    Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2011)
-------------------------------------------------------------
                             If              If
Period                       Held            Redeemed
-------------------------------------------------------------
10 Years                      3.37%           3.37%
5 Years                       3.24            3.24
1 Year                       32.19           32.19
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2011)
-------------------------------------------------------------
                             Gross           Net
-------------------------------------------------------------
                              0.74%           0.74%
-------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                               Standard
                               & Poor's         Pioneer
                               500 Index         Fund
6/30/2001                       $5,000,000      $5,000,000
6/30/2002                       $4,287,229      $4,101,231
6/30/2003                       $4,071,997      $4,111,344
6/30/2004                       $4,832,170      $4,896,580
6/30/2005                       $5,259,444      $5,205,952
6/30/2006                       $5,937,069      $5,654,894
6/30/2007                       $7,159,423      $6,818,342
6/30/2008                       $6,289,666      $5,924,249
6/30/2009                       $4,667,392      $4,372,299
6/30/2010                       $5,267,836      $5,003,208
6/30/2011                       $6,963,817      $6,538,170


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2012, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


14     Pioneer Fund | Semiannual Report | 6/30/11

Performance Update | 6/30/11                                    Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2011)
-------------------------------------------------------------
                             Net Asset       Public Offering
Period                       Value (NAV)     Price (POP)
-------------------------------------------------------------
10 Years                      3.07%           3.07%
5 Years                       3.10            3.10
1 Year                       32.06           32.06
-------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2011)
-------------------------------------------------------------
                             Gross              Net
-------------------------------------------------------------
                              0.80%           0.80%
-------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                               Standard
                               & Poor's         Pioneer
                               500 Index         Fund
6/30/2001                       $10,000         $10,000
6/30/2002                       $ 8,539         $ 8,202
6/30/2003                       $ 8,073         $ 8,223
6/30/2004                       $ 9,537         $ 9,793
6/30/2005                       $10,337         $10,412
6/30/2006                       $11,619         $11,310
6/30/2007                       $13,912         $13,637
6/30/2008                       $12,252         $11,849
6/30/2009                       $ 9,091         $ 8,745
6/30/2010                       $10,249         $10,006
6/30/2011                       $13,535         $13,076


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on April 30, 2007 would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects a contractual expense limitation currently in effect through May 1, 2012, for Class Z shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                               Pioneer Fund | Semiannual Report | 6/30/11     15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2011 through June 30, 2011.

--------------------------------------------------------------------------------------------------------------------------
Share Class                  A                B                C                R                Y                Z
--------------------------------------------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/1/11
--------------------------------------------------------------------------------------------------------------------------
Ending Account          $ 1,045.20       $ 1,039.40       $ 1,041.30       $ 1,043.40       $ 1,047.10       $ 1,046.70
Value on 6/30/11
--------------------------------------------------------------------------------------------------------------------------
Expenses Paid           $     5.63       $    11.18       $     9.31       $     7.35       $     3.81       $     4.31
During Period*
--------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 2.21%, 1.84%, 1.45%, 0.75%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


16     Pioneer Fund | Semiannual Report | 6/30/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2011 through June 30, 2011.

--------------------------------------------------------------------------------------------------------------------------
Share Class                  A                B                C                R                Y                Z
--------------------------------------------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/1/11
--------------------------------------------------------------------------------------------------------------------------
Ending Account          $ 1,019.29       $ 1,013.84       $ 1,015.67       $ 1,017.60       $ 1,021.08       $ 1,020.58
Value on 6/30/11
--------------------------------------------------------------------------------------------------------------------------
Expenses Paid           $     5.56       $    11.03       $     9.20       $     7.25       $     3.76       $     4.26
During Period*
--------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 2.21%, 1.84%, 1.45%, 0.75%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                               Pioneer Fund | Semiannual Report | 6/30/11     17

Schedule of Investments | 6/30/11 (unaudited)

--------------------------------------------------------------------------------
 Shares                                                           Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               ENERGY -- 12.8%
               Coal & Consumable Fuels -- 0.3%
  472,831      Consol Energy, Inc.                                $   22,922,847
--------------------------------------------------------------------------------
               Integrated Oil & Gas -- 7.4%
2,105,710      Chevron Corp.                                      $  216,551,216
1,225,769      ConocoPhillips, Inc.                                   92,165,571
  997,321      Exxon Mobil Corp.                                      81,161,983
  818,099      Hess Corp.                                             61,161,081
1,429,209      Marathon Oil Corp.                                     75,290,730
                                                                  --------------
                                                                  $  526,330,581
--------------------------------------------------------------------------------
               Oil & Gas Drilling -- 0.9%
  783,948      Ensco Plc*(b)                                      $   41,784,428
  344,982      Helmerich & Payne, Inc.                                22,810,210
                                                                  --------------
                                                                  $   64,594,638
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.7%
  493,900      Cameron International Corp.*                       $   24,838,231
  985,662      McDermott International, Inc.*                         19,525,964
  887,096      Schlumberger, Ltd.                                     76,645,094
                                                                  --------------
                                                                  $  121,009,289
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 2.5%
1,109,364      Apache Corp.                                       $  136,884,424
  458,333      Devon Energy Corp.                                     36,121,224
                                                                  --------------
                                                                  $  173,005,648
                                                                  --------------
               Total Energy                                       $  907,863,003
--------------------------------------------------------------------------------
               MATERIALS -- 6.5%
               Aluminum -- 0.7%
3,012,994      Alcoa, Inc. (b)                                    $   47,786,085
--------------------------------------------------------------------------------
               Diversified Chemical -- 0.8%
1,074,838      E.I. du Pont de Nemours & Co.                      $   58,094,994
--------------------------------------------------------------------------------
               Diversified Metals & Mining -- 3.4%
1,261,647      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   66,741,126
2,405,015      Rio Tinto Plc                                         173,036,284
                                                                  --------------
                                                                  $  239,777,410
--------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 0.3%
  280,200      The Mosaic Co.*                                    $   18,977,946
--------------------------------------------------------------------------------
               Industrial Gases -- 0.7%
  741,415      Airgas, Inc.                                       $   51,928,707
--------------------------------------------------------------------------------
               Specialty Chemicals -- 0.6%
  776,011      Ecolab, Inc.                                       $   43,751,500
                                                                  --------------
               Total Materials                                    $  460,316,642
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Fund | Semiannual Report | 6/30/11

-------------------------------------------------------------------
 Shares                                             Value
-------------------------------------------------------------------
               CAPITAL GOODS -- 10.5%
               Aerospace & Defense -- 2.7%
  909,273      General Dynamics Corp.               $   67,759,024
  462,571      Lockheed Martin Corp.                    37,454,374
  977,776      United Technologies Corp.                86,542,954
                                                    --------------
                                                    $  191,756,352
-------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 4.0%
  594,874      Caterpillar, Inc.                    $   63,330,286
  888,968      Deere & Co.                              73,295,412
2,801,990      PACCAR, Inc.                            143,153,669
                                                    --------------
                                                    $  279,779,367
-------------------------------------------------------------------
               Electrical Component & Equipment -- 1.5%
1,104,532      Emerson Electric Co.                 $   62,129,925
  546,155      Rockwell International Corp. (b)         47,384,408
                                                    --------------
                                                    $  109,514,333
-------------------------------------------------------------------
               Industrial Conglomerates -- 1.5%
  655,662      3M Co.                               $   62,189,541
2,316,305      General Electric Co.                     43,685,512
                                                    --------------
                                                    $  105,875,053
-------------------------------------------------------------------
               Industrial Machinery -- 0.8%
  463,261      Illinois Tool Works, Inc.            $   26,169,614
  315,362      Parker Hannifin Corp.                    28,300,586
                                                    --------------
                                                    $   54,470,200
                                                    --------------
               Total Capital Goods                  $  741,395,305
-------------------------------------------------------------------
               TRANSPORTATION -- 4.9%
               Railroads -- 4.9%
1,281,360      Canadian National Railway Co.        $  102,380,664
1,182,795      CSX Corp.                                31,012,885
2,824,709      Norfolk Southern Corp.                  211,655,445
                                                    --------------
                                                    $  345,048,994
                                                    --------------
               Total Transportation                 $  345,048,994
-------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 4.3%
               Auto Parts & Equipment -- 3.0%
  689,963      BorgWarner, Inc.*                    $   55,742,111
3,802,683      Johnson Controls, Inc.                  158,419,774
                                                    --------------
                                                    $  214,161,885
-------------------------------------------------------------------
               Automobile Manufacturers -- 1.3%
5,008,640      Ford Motor Corp.*(b)                 $   69,069,146
  662,897      General Motors Co*                       20,125,553
                                                    --------------
                                                    $   89,194,699
                                                    --------------
               Total Automobiles & Components       $  303,356,584
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               Pioneer Fund | Semiannual Report | 6/30/11     19

--------------------------------------------------------------------
 Shares                                               Value
--------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 1.2%
                Apparel, Accessories & Luxury Goods -- 1.2%
  1,379,926     Coach, Inc.                           $   88,218,669
                                                      --------------
                Total Consumer Durables & Apparel     $   88,218,669
--------------------------------------------------------------------
                CONSUMER SERVICES -- 0.2%
                Restaurants -- 0.2%
    276,500     Yum! Brands, Inc.                     $   15,273,860
                                                      --------------
                Total Consumer Services               $   15,273,860
--------------------------------------------------------------------
                MEDIA -- 3.8%
                Publishing -- 3.8%
  3,444,296     John Wiley & Sons, Inc.               $  179,137,835
  2,092,262     McGraw-Hill Co., Inc.                     87,686,700
                                                      --------------
                                                      $  266,824,535
                                                      --------------
                Total Media                           $  266,824,535
--------------------------------------------------------------------
                RETAILING -- 3.6%
                Department Stores -- 1.1%
    394,265     Kohl's Corp.                          $   19,717,193
  1,237,787     Nordstrom, Inc. (b)                       58,101,722
                                                      --------------
                                                      $   77,818,915
--------------------------------------------------------------------
                General Merchandise Stores -- 1.5%
  2,251,941     Target Corp.                          $  105,638,552
--------------------------------------------------------------------
                Home Improvement Retail -- 0.8%
  2,282,004     Lowe's Companies, Inc.                $   53,193,513
--------------------------------------------------------------------
                Specialty Stores -- 0.2%
  1,088,171     Staples, Inc.                         $   17,193,102
                                                      --------------
                Total Retailing                       $  253,844,082
--------------------------------------------------------------------
                FOOD & DRUG RETAILING -- 3.0%
                Drug Retail -- 1.7%
  2,813,571     Walgreen Co.                          $  119,464,225
--------------------------------------------------------------------
                Food Distributors -- 0.7%
  1,707,560     Sysco Corp. (b)                       $   53,241,721
--------------------------------------------------------------------
                Hypermarkets & Supercenters -- 0.6%
    740,232     Wal-Mart Stores, Inc.                 $   39,335,928
                                                      --------------
                Total Food & Drug Retailing           $  212,041,874
--------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 4.2%
                Packaged Foods & Meats -- 4.2%
  1,797,058     General Mills, Inc.                   $   66,886,499
  1,485,146     H.J. Heinz Co., Inc.                      79,128,579
  1,897,399     Hershey Foods Corp.                      107,867,133
  1,162,588     Kraft Foods, Inc.                         40,957,975
                                                      --------------
                                                      $  294,840,186
                                                      --------------
                Total Food, Beverage & Tobacco        $  294,840,186
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20     Pioneer Fund | Semiannual Report | 6/30/11

------------------------------------------------------------------------
 Shares                                                   Value
------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
               Household Products -- 1.9%
  298,951      Clorox Co. (b)                             $   20,161,255
1,317,337      Colgate-Palmolive Co.                         115,148,427
                                                          --------------
                                                          $  135,309,682
------------------------------------------------------------------------
               Personal Products -- 0.9%
  572,965      Estee Lauder Co.                           $   60,270,188
                                                          --------------
               Total Household & Personal Products        $  195,579,870
------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 8.1%
               Health Care Distributors -- 0.3%
  519,744      Cardinal Health, Inc.                      $   23,606,772
------------------------------------------------------------------------
               Health Care Equipment -- 7.2%
  888,081      Baxter International, Inc.                 $   53,009,555
1,518,215      Becton, Dickinson & Co.                       130,824,587
  938,941      C. R. Bard, Inc. (b)                          103,152,058
  640,680      Covidien, Ltd.                                 34,103,396
  781,728      Medtronic, Inc.*                               30,119,980
4,301,967      Smith & Nephew Plc                             45,999,217
1,490,419      St. Jude Medical, Inc.                         71,063,178
  739,246      Stryker Corp.                                  43,386,348
                                                          --------------
                                                          $  511,658,319
------------------------------------------------------------------------
               Health Care Services -- 0.3%
  353,692      Medco Health Solutions, Inc.*              $   19,990,672
------------------------------------------------------------------------
               Managed Health Care -- 0.3%
  351,700      United Healthcare Group, Inc.              $   18,140,686
                                                          --------------
               Total Health Care Equipment & Services     $  573,396,449
------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 4.6%
               Biotechnology -- 0.6%
  744,270      Amgen, Inc.*                               $   43,428,155
------------------------------------------------------------------------
               Pharmaceuticals -- 4.0%
1,577,749      Abbott Laboratories Co.                    $   83,021,152
  825,824      Eli Lilly & Co.                                30,993,175
  310,300      Hospira, Inc.*                                 17,581,598
  727,027      Merck & Co., Inc.                              25,656,783
2,759,853      Pfizer, Inc.                                   56,852,972
1,359,307      Teva Pharmaceutical Industries, Ltd.           65,545,784
                                                          --------------
                                                          $  279,651,464
                                                          --------------
               Total Pharmaceuticals & Biotechnology      $  323,079,619
------------------------------------------------------------------------
               BANKS -- 2.6%
               Diversified Banks -- 1.7%
  926,522      Comerica, Inc. (b)                         $   32,029,866
1,959,352      U.S. Bancorp                                   49,983,070

The accompanying notes are an integral part of these financial statements.

                               Pioneer Fund | Semiannual Report | 6/30/11     21

---------------------------------------------------------------------
 Shares                                                Value
---------------------------------------------------------------------
                Diversified Banks -- (continued)
  1,328,869     Wells Fargo & Co.                      $   37,288,064
                                                       --------------
                                                       $  119,301,000
---------------------------------------------------------------------
                Regional Banks -- 0.9%
  2,956,985     KeyCorp                                $   24,631,685
    640,680     PNC Bank Corp.                             38,190,935
                                                       --------------
                                                       $   62,822,620
                                                       --------------
                Total Banks                            $  182,123,620
---------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 8.1%
                Asset Management & Custody Banks -- 5.1%
    709,676     Franklin Resources, Inc.               $   93,173,362
  1,094,084     Northern Trust Corp.                       50,284,101
  1,577,059     State Street Corp.                         71,109,590
  1,492,975     T. Rowe Price Associates, Inc.             90,086,112
  2,121,243     The Bank of New York Mellon Corp.          54,346,246
                                                       --------------
                                                       $  358,999,411
---------------------------------------------------------------------
                Consumer Finance -- 0.7%
    649,157     American Express Co.                   $   33,561,417
    498,300     Discover Financial Services, Inc.*         13,329,525
                                                       --------------
                                                       $   46,890,942
---------------------------------------------------------------------
                Diversified Financial Services -- 1.3%
  3,549,565     Bank of America Corp.                  $   38,903,232
  1,264,604     JPMorgan Chase & Co.                       51,772,888
                                                       --------------
                                                       $   90,676,120
---------------------------------------------------------------------
                Investment Banking & Brokerage -- 0.5%
  1,601,291     Morgan Stanley, Inc.                   $   36,845,706
---------------------------------------------------------------------
                Specialized Finance -- 0.5%
     98,566     CME Group, Inc.                        $   28,740,860
     74,500     Intercontinental Exchange, Inc.*            9,290,895
                                                       --------------
                                                       $   38,031,755
                                                       --------------
                Total Diversified Financials           $  571,443,934
---------------------------------------------------------------------
                INSURANCE -- 2.5%
                Property & Casualty Insurance -- 2.5%
  2,314,728     Chubb Corp.                            $  144,925,120
    591,397     The Traveler Companies, Inc.               34,525,757
                                                       --------------
                                                       $  179,450,877
                                                       --------------
                Total Insurance                        $  179,450,877
---------------------------------------------------------------------
                SOFTWARE & SERVICES -- 4.3%
                Application Software -- 0.5%
  1,222,615     Adobe Systems, Inc.*                   $   38,451,242
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22     Pioneer Fund | Semiannual Report | 6/30/11

------------------------------------------------------------------------
 Shares                                                   Value
------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 1.7%
  1,142,579     Automatic Data Processing, Inc.           $   60,191,062
    544,874     DST Systems, Inc.                             28,769,347
    543,346     Fiserv, Inc.*                                 34,029,760
                                                          --------------
                                                          $  122,990,169
------------------------------------------------------------------------
                Internet Software & Services -- 0.4%
    762,100     eBAY, Inc.*                               $   24,592,967
------------------------------------------------------------------------
                IT Consulting & Other Services -- 0.7%
    297,177     IBM Corp.*                                $   50,980,714
------------------------------------------------------------------------
                Systems Software -- 1.0%
  1,182,794     Microsoft Corp.                           $   30,752,644
    443,548     Oracle Corp.                                  14,597,165
  1,292,700     Symantec Corp.*                               25,492,044
                                                          --------------
                                                          $   70,841,853
                                                          --------------
                Total Software & Services                 $  307,856,945
------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 4.6%
                Communications Equipment -- 1.7%
  2,023,474     Cisco Systems, Inc.                       $   31,586,429
    230,700     Juniper Networks, Inc.*                        7,267,050
    352,021     Motorola Solutions, Inc.*                     16,207,047
  3,821,554     Nokia Corp. (A.D.R.)*(b)                      24,534,377
    492,831     Qualcomm, Inc.                                27,987,872
    392,831     Research In Motion, Inc.*                     11,333,174
                                                          --------------
                                                          $  118,915,949
------------------------------------------------------------------------
                Computer Hardware -- 1.4%
  2,688,107     Hewlett-Packard Co.                       $   97,847,095
------------------------------------------------------------------------
                Computer Storage & Peripherals -- 0.3%
    447,500     NETAPP, Inc.*                             $   23,619,050
------------------------------------------------------------------------
                Office Electronics -- 1.2%
  1,839,097     Canon, Inc. (A.D.R.)*(b)                  $   87,522,626
                                                          --------------
                Total Technology Hardware & Equipment     $  327,904,720
------------------------------------------------------------------------
                SEMICONDUCTORS -- 4.4%
                Semiconductor Equipment -- 1.0%
  2,953,535     Applied Materials, Inc.                   $   38,425,490
    931,450     ASM Lithography Holdings NV (b)               34,426,392
                                                          --------------
                                                          $   72,851,882
------------------------------------------------------------------------
                Semiconductors -- 3.4%
    739,246     Altera Corp. (b)                          $   34,264,052
  1,675,625     Analog Devices, Inc.                          65,583,963
  2,836,242     Intel Corp.                                   62,851,123

The accompanying notes are an integral part of these financial statements.

                               Pioneer Fund | Semiannual Report | 6/30/11     23

---------------------------------------------------------------------------------------------
 Shares                                                                        Value
---------------------------------------------------------------------------------------------
                     Semiconductors -- (continued)
     2,319,755       Texas Instruments, Inc.                                   $   76,157,557
                                                                               --------------
                                                                               $  238,856,695
                                                                               --------------
                     Total Semiconductors                                      $  311,708,577
---------------------------------------------------------------------------------------------
                     TELECOMMUNICATION SERVICES -- 1.5%
                     Integrated Telecommunication Services -- 1.5%
     2,267,022       AT&T Corp.                                                $   71,207,161
     1,011,591       Verizon Communications, Inc.                                  37,661,533
                                                                               --------------
                                                                               $  108,868,694
                                                                               --------------
                     Total Telecommunication Services                          $  108,868,694
---------------------------------------------------------------------------------------------
                     UTILITIES -- 1.3%
                     Electric Utilities -- 0.8%
       526,469       PPL Corp.                                                 $   14,651,632
     1,075,751       Southern Co.                                                  43,438,822
                                                                               --------------
                                                                               $   58,090,454
---------------------------------------------------------------------------------------------
                     Multi-Utilities -- 0.5%
       931,549       Public Service Enterprise Group, Inc.                     $   30,405,759
                                                                               --------------
                     Total Utilities                                           $   88,496,213
---------------------------------------------------------------------------------------------
                     TOTAL COMMON STOCKS
                     (Cost $4,119,492,423)                                     $7,058,933,252
---------------------------------------------------------------------------------------------
    Principal
    Amount ($)
---------------------------------------------------------------------------------------------
                     TEMPORARY CASH INVESTMENTS -- 2.3%
                     SECURITIES LENDING COLLATERAL -- 2.3% (C)
                     Certificates of Deposit:
     4,785,537       Bank of America NA, 0.19%, 9/2/11                         $    4,785,537
     4,785,537       Bank of Montreal Chicago, 0.12%, 7/8/11                        4,785,537
     3,828,430       Bank of Nova Scotia, 0.30%, 6/11/12                            3,828,430
       957,107       Bank of Nova Scotia, 0.25%, 9/29/12                              957,107
     2,225,275       BBVA Group NY, 0.47%, 8/10/11                                  2,225,275
     2,679,901       BBVA Group NY, 0.36%, 7/7/11                                   2,679,901
     3,349,876       BBVA Group NY, 1.19%, 7/26/11                                  3,349,876
       669,975       BNP Paribas Bank NY, 0.27%, 8/5/11                               669,975
     4,785,537       Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11          4,785,537
     3,828,430       DnB NOR Bank ASA NY, 0.18%, 8/10/11                            3,828,430
     2,392,712       National Australia Bank NY, 0.29%, 10/19/11                    2,392,712
     5,264,939       RaboBank Netherland NV NY, 0.29%, 4/2/12                       5,264,939
     2,871,322       Royal Bank of Canada NY, 0.32%, 12/2/11                        2,871,322
     1,914,215       SOCGEN NY, 0.28%, 7/11/11                                      1,914,215
       957,107       SOCGEN NY, 0.26%, 7/14/11                                        957,107
     1,435,661       SOCGEN NY, 0.16%, 7/7/11                                       1,435,661
     4,785,537       Westpac Banking Corp. NY, 0.32%, 12/6/11                       4,785,537
                                                                               --------------
                                                                               $   51,517,098
---------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

24     Pioneer Fund | Semiannual Report | 6/30/11

------------------------------------------------------------------------------------------
Principal
Amount ($)                                                                  Value
------------------------------------------------------------------------------------------
                   Commercial Paper:
    1,914,215      American Honda Finance, 0.34%, 1/11/12                   $    1,914,215
    2,870,521      Australia & New Zealand Banking Group, 0.34%, 9/6/11          2,870,521
    1,752,522      Australia & New Zealand Banking Group, 0.87%, 8/4/11          1,752,522
      717,708      BCSFUN, 0.22%, 7/29/11                                          717,708
    4,784,682      CBAPP, 0.20%, 8/3/11                                          4,784,682
      526,813      General Electric Capital Corp., 0.44%, 11/21/11                 526,813
    4,354,054      HSBC, 0.17%, 8/9/11                                           4,354,054
    4,306,983      JPMorgan Chase & Co., 0.30%, 7/17/12                          4,306,983
    4,303,074      NESCAP, 0.25%, 12/20/11                                       4,303,074
    3,827,942      NORDNA, 0.27%, 7/18/11                                        3,827,942
    3,828,164      PARFIN, 0.25%, 7/11/11                                        3,828,164
    2,392,769      Royal Bank of Canada NY, 0.30%, 6/29/12                       2,392,769
    2,392,509      SANCPU, 0.39%, 7/11/11                                        2,392,509
    2,390,131      SANCPU, 0.73%, 9/1/11                                         2,390,131
    2,869,817      Sanofi Aventis, 0.68%, 10/20/11                               2,869,817
    3,347,838      SEB, 0.30%, 9/12/11                                           3,347,838
    1,913,490      SOCNAM, 0.17%, 6/2/11                                         1,913,490
    4,785,537      Svenska Handelsbanken, 0.29%, 6/29/12                         4,785,537
    4,785,537      Toyota Motor Credit Corp., 0.32%, 9/8/11                      4,785,537
    2,033,853      UXTPP, 0.32%, 7/1/11                                          2,033,853
    2,392,430      VARFUN, 0.32%, 8/4/11                                         2,392,430
      555,034      VARFUN, 0.32%, 8/8/11                                           555,034
    1,339,733      VARFUN, 0.32%, 8/9/11                                         1,339,733
    1,914,674      Wachovia, 0.41%, 10/15/11                                     1,914,674
    1,436,767      Wachovia, 0.40%, 3/1/12                                       1,436,767
      957,634      Wells Fargo & Co., 0.36%, 1/24/12                               957,634
                                                                            --------------
                                                                            $   68,694,431
------------------------------------------------------------------------------------------
                   Tri-party Repurchase Agreements:
      485,541      Barclays Capital Plc, 0.01%, 7/1/11                      $      485,541
    4,785,537      Deutschebank AG, 0.01%, 7/1/11                                4,785,537
    4,785,537      HSBC Bank USA NA, 0.01%, 6/1/11                               4,785,537
   14,356,612      RBS Securities, Inc., 0.02%, 6/1/11                          14,356,612
                                                                            --------------
                                                                            $   24,413,227
------------------------------------------------------------------------------------------
      Shares
------------------------------------------------------------------------------------------
                   Money Market Mutual Funds:
    7,656,859      Dreyfus Preferred Money Market Fund                      $    7,656,859
    7,656,860      Fidelity Prime Money Market Fund                              7,656,860
                                                                            --------------
                                                                            $   15,313,719
                                                                            --------------
                   Total Securities Lending Collateral                      $  159,938,475
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               Pioneer Fund | Semiannual Report | 6/30/11     25

----------------------------------------------------------------------
 Shares                                                Value
----------------------------------------------------------------------
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $159,938,475)                         $  159,938,475
----------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 102.1%
            (Cost $4,279,400,898) (a)                   $7,218,871,727
----------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (2.1)%      $ (150,894,141)
----------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                  $7,067,977,586
======================================================================

(A.D.R.) American Depositary Receipt

*        Non-Income producing security.

(a) At June 30, 2011, the net unrealized gain on investments based on cost for federal Income tax purposes of $4,287,470,329 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $3,111,508,987
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                               (180,107,589)
                                                                                   --------------
       Net unrealized gain                                                         $2,931,401,398
                                                                                   ==============

(b)      At June 30, 2011, the following securities were out on loan:

---------------------------------------------------------------
    Shares          Description                    Value
---------------------------------------------------------------
      545,900     Alcoa, Inc.                      $  8,657,974
       21,400     Altera Corp.                          997,890
       53,000     ASM Lithography Holdings NV         1,958,880
      859,500     C. R. Bard, Inc.                   94,424,670
      238,000     Canon, Inc. (A.D.R.)*              11,326,420
       55,000     Clorox Co.                          3,709,200
       32,300     Comerica, Inc.                      1,116,611
       30,000     Ensco Plc*                          1,599,000
      537,200     Ford Motor Corp.*                   7,407,988
    3,774,400     Nokia Corp. (A.D.R.)*              24,231,648
       34,800     Nordstrom, Inc.                     1,633,512
        1,500     Rockwell International Corp.          130,140
        5,300     Sysco Corp.                           165,254
---------------------------------------------------------------
                  Total                            $157,359,187
===============================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2011 aggregated $406,249,648 and $457,590,669, respectively.


The accompanying notes are an integral part of these financial statements.

26     Pioneer Fund | Semiannual Report | 6/30/11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------------
                                Level 1              Level 2            Level 3      Total
----------------------------------------------------------------------------------------------------
 Common Stocks                  $ 7,058,933,252      $          --         $  --     $ 7,058,933,252
 Temporary Cash Investments                  --        144,624,756            --         144,624,756
 Money Market Mutual Funds           15,313,719                 --            --          15,313,719
----------------------------------------------------------------------------------------------------
 Total                          $ 7,074,246,971      $ 144,624,756         $  --     $ 7,218,871,727
====================================================================================================

The accompanying notes are an integral part of these financial statements.

                               Pioneer Fund | Semiannual Report | 6/30/11     27

Statement of Assets and Liabilities | 6/30/11 (unaudited)

ASSETS:
  Investment in securities of unaffiliated issuers, at value (including
   securities loaned of $156,359,187) (cost $4,271,764,385)                 $7,039,733,892
  Investment in securities of affiliated issuers, at value
   (cost $7,636,513)                                                           179,137,835
------------------------------------------------------------------------------------------
   Total investment in securities, at value (cost $4,279,400,898)           $7,218,871,727
  Cash                                                                          28,893,783
  Receivables --
   Fund shares sold                                                              8,626,690
   Dividends                                                                     9,232,875
   Due from Pioneer Investment Management, Inc.                                        195
  Other                                                                            186,371
------------------------------------------------------------------------------------------
     Total assets                                                           $7,265,811,641
------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                          $   32,331,033
   Fund shares repurchased                                                       3,912,594
   Upon return of securities loaned                                            159,938,475
  Due to affiliates                                                              1,315,658
  Accrued expenses                                                                 336,295
------------------------------------------------------------------------------------------
     Total liabilities                                                      $  197,834,055
------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                           $4,154,578,667
  Undistributed net investment income                                            7,364,074
  Accumulated net realized loss on investments, foreign currency
   transactions and futures contracts                                          (33,435,984)
  Net unrealized gain on investments                                         2,939,470,829
------------------------------------------------------------------------------------------
     Total net assets                                                       $7,067,977,586
==========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $4,571,508,862/107,220,289 shares)                      $        42.64
  Class B (based on $67,487,744/1,628,806 shares)                           $        41.43
  Class C (based on $176,247,278/4,313,234 shares)                          $        40.86
  Class R (based on $150,199,725/3,519,173 shares)                          $        42.68
  Class Y (based on $2,101,500,929/49,133,002 shares)                       $        42.77
  Class Z (based on $1,033,048/24,189 shares)                               $        42.71
MAXIMUM OFFERING PRICE:
  Class A ($42.64 [divided by] 94.25% )                                     $        45.24
==========================================================================================


The accompanying notes are an integral part of these financial statements.

28     Pioneer Fund | Semiannual Report | 6/30/11

Statement of Operations (unaudited)

For the Six Months Ended 6/30/11

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $230,738 and including
   income from affiliated issuers of $1,239,947)                         $ 72,980,902
  Income from securities loaned, net                                          485,588
------------------------------------------------------------------------------------------------------
     Total investment income                                                              $ 73,466,490
------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                                               20,935,930
   Performance Adjustment                                                    (226,720)
  Transfer agent fees and expenses
   Class A                                                                  3,871,898
   Class B                                                                    181,383
   Class C                                                                     92,157
   Class R                                                                     30,898
   Class Y                                                                     55,202
   Class Z                                                                        789
  Distribution fees
   Class A                                                                  5,701,405
   Class B                                                                    374,898
   Class C                                                                    887,428
   Class R                                                                    363,677
  Administrative reimbursements                                             1,025,888
  Shareholder communications expense                                        2,301,586
  Custodian fees                                                               62,507
  Registration fees                                                           103,682
  Professional fees                                                            73,611
  Printing expense                                                            184,457
  Fees and expenses of nonaffiliated trustees                                 111,447
  Miscellaneous                                                               144,894
------------------------------------------------------------------------------------------------------
     Total expenses                                                                       $ 36,277,017
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                                (199)
------------------------------------------------------------------------------------------------------
     Net expenses                                                                         $ 36,276,818
------------------------------------------------------------------------------------------------------
       Net investment income                                                              $ 37,189,672
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                           $ 32,556,146
   Redemption in-kind                                                     105,977,026
   Class actions                                                              116,440
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                        (20,127)    $138,629,485
------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                            $137,338,946
------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                               $275,968,431
------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                    $313,158,103
======================================================================================================


The accompanying notes are an integral part of these financial statements.

                               Pioneer Fund | Semiannual Report | 6/30/11     29

Statement of Changes in Net Assets

For the Six Months Ended 6/30/11 and the Year Ended 12/31/10, respectively

-----------------------------------------------------------------------------------------------------
                                                                    Six Months
                                                                    Ended
                                                                    6/30/11             Year Ended
                                                                    (unaudited)         12/31/10
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                               $   37,189,672     $   61,876,799
Net realized gain on investments and foreign currency
  transactions                                                         138,629,485        202,124,249
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                                137,338,946        673,536,741
-----------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations             $  313,158,103     $  937,537,789
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.17 and $0.33 per share, respectively)                $  (18,323,845)    $  (38,467,463)
   Class C ($0.02 and $0.06 per share, respectively)                       (86,107)          (297,122)
   Class R ($0.10 and $0.21 per share, respectively)                      (349,421)          (725,938)
   Class Y ($0.25 and $0.49 per share, respectively)                   (12,249,400)       (21,184,854)
   Class Z ($0.23 and $0.48 per share, respectively)                        (4,840)            (6,284)
-----------------------------------------------------------------------------------------------------
     Total distributions to shareowners                             $  (31,013,613)    $  (60,681,661)
-----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $  532,333,861     $1,157,317,477
Reinvestment of distributions                                           28,484,267         55,205,805
Redemption in-kind                                                    (105,977,026)                --
Cost of shares repurchased                                            (523,768,303)    (1,248,950,511)
-----------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                                   $  (68,927,201)    $  (36,427,229)
-----------------------------------------------------------------------------------------------------
   Net increase in net assets                                       $  213,217,289     $  840,428,899
NET ASSETS:
Beginning of period                                                  6,854,760,297      6,014,331,398
-----------------------------------------------------------------------------------------------------
End of period                                                       $7,067,977,586     $6,854,760,297
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                 $    7,364,074     $    1,188,015
=====================================================================================================


The accompanying notes are an integral part of these financial statements.

30     Pioneer Fund | Semiannual Report | 6/30/11

-------------------------------------------------------------------------------------------------------
                                   '11 Shares        '11 Amount          '10 Shares         '10 Amount
                                  (unaudited)       (unaudited)
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                           3,033,201     $ 128,299,710            7,486,904     $ 275,638,624
Reinvestment of distributions           409,696        17,103,567              967,881        35,691,809
Less shares repurchased              (6,735,488)     (284,521,604)         (18,966,991)     (696,596,173)
--------------------------------------------------------------------------------------------------------
   Net decrease                      (3,292,591)    $(139,118,327)         (10,512,206)    $(385,265,740)
========================================================================================================
Class B
Shares sold                              22,628     $     927,952               39,327     $   1,415,222
Less shares repurchased                (464,788)      (19,056,699)          (1,155,254)      (41,199,473)
--------------------------------------------------------------------------------------------------------
   Net decrease                        (442,160)    $ (18,128,747)          (1,115,927)    $ (39,784,251)
========================================================================================================
Class C
Shares sold                             237,033     $   9,570,223              453,858     $  15,967,018
Reinvestment of distributions             1,302            51,608                5,063           176,168
Less shares repurchased                (447,673)      (18,105,583)          (1,155,174)      (40,485,963)
--------------------------------------------------------------------------------------------------------
   Net decrease                        (209,338)    $  (8,483,752)            (696,253)    $ (24,342,777)
========================================================================================================
Class R
Shares sold                             508,201     $  21,486,019              818,474     $  29,837,553
Reinvestment of distributions             8,165           341,063               19,268           704,458
Less shares repurchased                (355,264)      (14,947,645)            (884,544)      (32,127,622)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)              161,102     $   6,879,437              (46,802)    $  (1,585,611)
========================================================================================================
Class Y
Shares sold                           8,771,930     $ 371,593,965           22,906,398     $ 833,919,222
Reinvestment of distributions           262,109        10,983,598              503,819        18,629,533
Redemption in-kind                   (2,461,720)     (105,977,026)                  --                --
Less shares repurchased              (4,405,357)     (187,096,986)         (12,138,813)     (438,213,771)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease)            2,166,962     $  89,503,551           11,271,404     $ 414,334,984
========================================================================================================
Class Z
Shares sold                              10,877     $     456,149               14,722     $     539,838
Reinvestment of distributions               102             4,274                  103             3,837
Less shares repurchased                    (932)          (39,786)              (9,351)         (327,509)
--------------------------------------------------------------------------------------------------------
   Net increase                          10,047     $     420,637                5,474     $     216,166
========================================================================================================


The accompanying notes are an integral part of these financial statements.

                               Pioneer Fund | Semiannual Report | 6/30/11     31

Financial Highlights

----------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended            Year
                                                             6/30/11          Ended
                                                             (unaudited)      12/31/10
----------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $    40.96       $    35.72
----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $     0.21       $     0.35
 Net realized and unrealized gain (loss) on investments            1.64             5.22
----------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $     1.85       $     5.57
Distributions to shareowners:
 Net investment income                                            (0.17)           (0.33)
 Net realized gain                                                   --               --
 Tax return of capital                                               --               --
----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $     1.68       $     5.24
----------------------------------------------------------------------------------------
Net asset value, end of period                               $    42.64       $    40.96
========================================================================================
Total return*                                                      4.52%           15.72%
Ratio of net expenses to average net assets+                       1.11%**          1.16%
Ratio of net investment income to average net assets+              1.00%**          0.94%
Portfolio turnover rate                                              12%**            10%
Net assets, end of period (in thousands)                     $4,571,509       $4,526,447
Ratios with reductions for fees paid indirectly:
 Net expenses                                                      1.11%**          1.16%
 Net investment income                                             1.00%**          0.94%
========================================================================================

----------------------------------------------------------------------------------------------------------------
                                                            Year          Year          Year          Year
                                                            Ended         Ended         Ended         Ended
                                                            12/31/09      12/31/08      12/31/07      12/31/06
----------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                        $    29.13    $    46.32    $    48.10    $    44.21
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.40    $     0.45    $     0.41    $     0.43
 Net realized and unrealized gain (loss) on investments           6.59        (16.33)         1.79          6.72
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $     6.99    $   (15.88)   $     2.20    $     7.15
Distributions to shareowners:
 Net investment income                                           (0.39)        (0.45)        (0.41)        (0.43)
 Net realized gain                                                  --         (0.86)        (3.57)        (2.83)
 Tax return of capital                                           (0.01)           --            --            --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $     6.59    $   (17.19)   $    (1.78)   $     3.89
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $    35.72    $    29.13    $    46.32    $    48.10
================================================================================================================
Total return*                                                    24.24%       (34.38)%        4.71%        16.39%
Ratio of net expenses to average net assets+                      1.23%         1.19%         1.09%         1.11%
Ratio of net investment income to average net assets+             1.31%         1.11%         0.81%         0.90%
Portfolio turnover rate                                             12%           11%           10%            9%
Net assets, end of period (in thousands)                    $4,323,282    $3,767,132    $6,299,615    $6,681,712
Ratios with reductions for fees paid indirectly:
 Net expenses                                                     1.23%         1.18%         1.08%         1.10%
 Net investment income                                            1.31%         1.12%         0.82%         0.91%
================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.


The accompanying notes are an integral part of these financial statements.

32    Pioneer Fund | Semiannual Report | 6/30/11

---------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended           Year
                                                               6/30/11         Ended
                                                               (unaudited)     12/31/10
---------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                           $ 39.86         $ 34.82
---------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $ (0.03)        $ (0.06)
 Net realized and unrealized gain (loss) on investments           1.60            5.10
---------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $  1.57         $  5.04
Distributions to shareowners:
 Net investment income                                              --              --
 Net realized gain                                                  --              --
 Tax return of capital                                              --              --
---------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  1.57         $  5.04
---------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 41.43         $ 39.86
=======================================================================================
Total return*                                                     3.94%          14.47%
Ratio of net expenses to average net assets+                      2.21%**         2.24%
Ratio of net investment income (loss) to average net assets+     (0.12)%**       (0.14)%
Portfolio turnover rate                                             12%**           10%
Net assets, end of period (in thousands)                       $67,488         $82,547
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     2.21%**         2.24%
 Net investment income (loss)                                    (0.12)%**       (0.14)%
=======================================================================================

----------------------------------------------------------------------------------------------------------------
                                                               Year         Year          Year          Year
                                                               Ended        Ended         Ended         Ended
                                                               12/31/09     12/31/08      12/31/07      12/31/06
----------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                           $  28.43     $  45.11      $  46.98      $  43.21
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $   0.06     $   0.07      $  (0.04)     $   0.03
 Net realized and unrealized gain (loss) on investments            6.41       (15.89)         1.74          6.58
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $   6.47     $ (15.82)     $   1.70      $   6.61
Distributions to shareowners:
 Net investment income                                            (0.07)          --            --         (0.01)
 Net realized gain                                                   --        (0.86)        (3.57)        (2.83)
 Tax return of capital                                            (0.01)          --            --            --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   6.39     $ (16.68)     $  (1.87)     $   3.77
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  34.82     $  28.43      $  45.11      $  46.98
================================================================================================================
Total return*                                                     22.84%      (34.99)%        3.76%        15.43%
Ratio of net expenses to average net assets+                       2.34%        2.13%         1.99%         1.97%
Ratio of net investment income (loss) to average net assets+       0.23%        0.14%        (0.10)%        0.04%
Portfolio turnover rate                                              12%          11%           10%            9%
Net assets, end of period (in thousands)                       $110,976     $134,094      $296,491      $405,566
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      2.34%        2.12%         1.97%         1.96%
 Net investment income (loss)                                      0.23%        0.15%        (0.08)%        0.05%
================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.


The accompanying notes are an integral part of these financial statements.

                                Pioneer Fund | Semiannual Report | 6/30/11    33

---------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended           Year
                                                               6/30/11         Ended
                                                               (unaudited)     12/31/10
---------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                           $  39.26        $  34.26
---------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.05        $   0.05
 Net realized and unrealized gain (loss) on investments            1.57            5.01
---------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $   1.62        $   5.06
Distributions to shareowners:
 Net investment income                                            (0.02)          (0.06)
 Net realized gain                                                   --              --
 Tax return of capital                                               --              --
---------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   1.60        $   5.00
---------------------------------------------------------------------------------------
Net asset value, end of period                                 $  40.86        $  39.26
=======================================================================================
Total return*                                                      4.13%          14.80%
Ratio of net expenses to average net assets+                       1.84%**         1.96%
Ratio of net investment income to average net assets+              0.26%**         0.14%
Portfolio turnover rate                                              12%**           10%
Net assets, end of period (in thousands)                       $176,247        $177,540
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      1.84%**         1.96%
 Net investment income                                             0.26%**         0.14%
=======================================================================================

----------------------------------------------------------------------------------------------------------------
                                                               Year         Year          Year          Year
                                                               Ended        Ended         Ended         Ended
                                                               12/31/09     12/31/08      12/31/07      12/31/06
----------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                           $  27.96     $  44.55      $  46.44      $  42.78
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.16     $   0.13      $   0.02      $   0.06
 Net realized and unrealized gain (loss) on investments            6.31       (15.70)         1.72          6.52
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $   6.47     $ (15.57)     $   1.74      $   6.58
Distributions to shareowners:
 Net investment income                                            (0.16)       (0.16)        (0.06)        (0.09)
 Net realized gain                                                   --        (0.86)        (3.57)        (2.83)
 Tax return of capital                                            (0.01)          --            --            --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   6.30     $ (16.59)     $  (1.89)     $   3.66
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  34.26     $  27.96      $  44.55      $  46.44
================================================================================================================
Total return*                                                     23.28%      (34.91)%        3.88%        15.52%
Ratio of net expenses to average net assets+                       1.99%        1.97%         1.88%         1.89%
Ratio of net investment income to average net assets+              0.56%        0.32%         0.02%         0.12%
Portfolio turnover rate                                              12%          11%           10%            9%
Net assets, end of period (in thousands)                       $178,807     $169,362      $296,094      $309,868
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      1.99%        1.97%         1.87%         1.88%
 Net investment income                                             0.56%        0.32%         0.03%         0.13%
================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.


The accompanying notes are an integral part of these financial statements.

34    Pioneer Fund | Semiannual Report | 6/30/11

------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended          Year
                                                             6/30/11        Ended
                                                             (unaudited)    12/31/10
------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                         $  41.00       $  35.76
------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $   0.14       $   0.22
 Net realized and unrealized gain (loss) on investments          1.64           5.23
------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $   1.78       $   5.45
Distributions to shareowners:
 Net investment income                                          (0.10)         (0.21)
 Net realized gain                                                 --             --
 Tax return of capital                                             --             --
------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   1.68       $   5.24
------------------------------------------------------------------------------------
Net asset value, end of period                               $  42.68       $  41.00
====================================================================================
Total return*                                                    4.34%         15.31%
Ratio of net expenses to average net assets+                     1.45%**        1.50%
Ratio of net investment income to average net assets+            0.66%**        0.60%
Portfolio turnover rate                                            12%**          10%
Net assets, end of period (in thousands)                     $150,200       $137,683
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.45%**        1.50%
 Net investment income                                           0.66%**        0.60%
====================================================================================

-----------------------------------------------------------------------------------------------------------
                                                            Year         Year         Year         Year
                                                            Ended        Ended        Ended        Ended
                                                            12/31/09     12/31/08     12/31/07     12/31/06
-----------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                        $  29.17     $  46.37     $  48.16     $  44.27
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.33     $   0.40     $   0.33     $   0.34
 Net realized and unrealized gain (loss) on investments         6.58       (16.35)        1.80         6.76
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   6.91     $ (15.95)    $   2.13     $   7.10
Distributions to shareowners:
 Net investment income                                         (0.31)       (0.39)       (0.35)       (0.38)
 Net realized gain                                                --        (0.86)       (3.57)       (2.83)
 Tax return of capital                                         (0.01)          --           --           --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   6.59     $ (17.20)    $  (1.79)    $   3.89
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  35.76     $  29.17     $  46.37     $  48.16
===========================================================================================================
Total return*                                                  23.94%      (34.46)%       4.56%       16.23%
Ratio of net expenses to average net assets+                    1.45%        1.32%        1.23%        1.26%
Ratio of net investment income to average net assets+           1.07%         0.99%       0.68%        0.75%
Portfolio turnover rate                                           12%          11%          10%           9%
Net assets, end of period (in thousands)                    $121,773     $102,070     $161,311     $104,439
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.45%        1.32%        1.23%        1.26%
 Net investment income                                          1.07%        0.99%        0.68%        0.75%
===========================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.


The accompanying notes are an integral part of these financial statements.

                                Pioneer Fund | Semiannual Report | 6/30/11    35

--------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended          Year
                                                             6/30/11        Ended
                                                             (unaudited)    12/31/10
--------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $    41.09     $    35.84
--------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $     0.28     $     0.49
 Net realized and unrealized gain (loss) on investments            1.65           5.25
--------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $     1.93     $     5.74
Distributions to shareowners:
 Net investment income                                            (0.25)         (0.49)
 Net realized gain                                                   --             --
 Tax return of capital                                               --             --
--------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $     1.68     $     5.25
--------------------------------------------------------------------------------------
Net asset value, end of period                               $    42.77     $    41.09
======================================================================================
Total return*                                                      4.71%         16.17%
Ratio of net expenses to average net assets+                       0.75%**        0.74%
Ratio of net investment income to average net assets+              1.36%**        1.37%
Portfolio turnover rate                                              12%**          10%
Net assets, end of period (in thousands)                     $2,101,501     $1,929,967
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      0.75%**        0.74%
 Net investment income                                             1.36%**        1.37%
======================================================================================


-------------------------------------------------------------------------------------------------------------------
                                                            Year           Year           Year           Year
                                                            Ended          Ended          Ended          Ended
                                                            12/31/09       12/31/08       12/31/07       12/31/06
-------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $    29.22     $    46.45     $    48.23     $    44.31
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.52     $     0.61     $     0.60     $     0.60
 Net realized and unrealized gain (loss) on investments           6.65         (16.35)          1.80           6.77
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $     7.17     $   (15.74)    $     2.40     $     7.37
Distributions to shareowners:
 Net investment income                                           (0.54)         (0.63)         (0.61)         (0.62)
 Net realized gain                                                  --          (0.86)         (3.57)         (2.83)
 Tax return of capital                                           (0.01)            --             --             --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $     6.62     $   (17.23)    $    (1.78)    $     3.92
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $    35.84     $    29.22     $    46.45     $    48.23
===================================================================================================================
Total return*                                                    24.86%        (34.07)%         5.11%         16.88%
Ratio of net expenses to average net assets+                      0.71%          0.74%          0.70%          0.70%
Ratio of net investment income to average net assets+             1.72%          1.62%          1.21%          1.31%
Portfolio turnover rate                                             12%            11%            10%             9%
Net assets, end of period (in thousands)                    $1,279,182     $  462,572     $  487,357     $  401,391
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     0.71%          0.74%          0.70%          0.70%
 Net investment income                                            1.72%          1.62%          1.21%          1.31%
===================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratio with no reduction for fees paid indirectly.
**   Annualized.


The accompanying notes are an integral part of these financial statements.

36    Pioneer Fund | Semiannual Report | 6/30/11

----------------------------------------------------------------------------------------------------------------
                                                                                         Six Months
                                                                                         Ended          Year
                                                                                         6/30/11        Ended
                                                                                         (unaudited)    12/31/10
----------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                                                     $ 41.03        $ 35.80
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                   $  0.22        $  0.48
 Net realized and unrealized gain (loss) on investments                                     1.69           5.23
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                     $ 1.91         $  5.71
Distributions to shareowners:
 Net investment income                                                                    (0.23)          (0.48)
 Net realized gain                                                                           --              --
 Tax return of capital                                                                       --              --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                               $  1.68        $  5.23
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $ 42.71        $ 41.03
================================================================================================================
Total return*                                                                               4.67%         16.09%
Ratio of net expenses to average net assets+                                                0.85%**        0.80%
Ratio of net investment income to average net assets+                                       1.27%**        1.31%
Portfolio turnover rate                                                                       12%**          10%
Net assets, end of period (in thousands)                                                 $ 1,033        $   580
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                               0.90%**        0.80%
 Net investment income                                                                      1.22%**        1.31%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                               0.85%**        0.80%
 Net investment income                                                                      1.27%**        1.31%
================================================================================================================


----------------------------------------------------------------------------------------------------------------------------
                                                                                          Year       Year
                                                                                          Ended      Ended      4/30/07 to
                                                                                          12/31/09   12/31/08   12/31/07 (a)
----------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                                                      $ 29.20    $ 46.41    $ 50.61
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                    $  0.48    $  0.63    $  0.42
 Net realized and unrealized gain (loss) on investments                                      6.64     (16.36)     (0.58)
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                      $  7.12    $(15.73)   $ (0.16)
Distributions to shareowners:
 Net investment income                                                                      (0.51)     (0.62)     (0.47)
 Net realized gain                                                                             --      (0.86)     (3.57)
 Tax return of capital                                                                      (0.01)        --         --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                $  6.60    $(17.21)   $ (4.20)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $ 35.80    $ 29.20    $ 46.41
============================================================================================================================
Total return*                                                                               24.72%    (34.06)%    (0.70)%(b)
Ratio of net expenses to average net assets+                                                 0.85%      0.74%      0.70%**
Ratio of net investment income to average net assets+                                        1.68%      1.57%      1.25%**
Portfolio turnover rate                                                                        12%        11%        10%
Net assets, end of period (in thousands)                                                  $   310    $    58    $    92
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                1.03%      0.74%      0.70%**
 Net investment income                                                                       1.50%      1.57%      1.25%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                0.85%      0.74%      0.70%**
 Net investment income                                                                       1.68%      1.57%      1.25%**
============================================================================================================================

(a)  Class Z shares were first publicly offered on April 30, 2007.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                                Pioneer Fund | Semiannual Report | 6/30/11    37

Notes to Financial Statements | 6/30/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the


38     Pioneer Fund | Semiannual Report | 6/30/11
reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At June 30, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


                               Pioneer Fund | Semiannual Report | 6/30/11     39

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of June 30, 2011.


D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


40     Pioneer Fund | Semiannual Report | 6/30/11

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the years ended December 31, 2010 was as follows:

   -------------------------------------------
                                          2010
   -------------------------------------------
   Distributions paid from:
   Ordinary income                 $60,681,661
   Tax return of capital                    --
   -------------------------------------------
     Total                         $60,681,661
   ===========================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2010:

   ----------------------------------------------
                                             2010
   ----------------------------------------------
   Distributable earnings:
   Undistributed ordinary income   $    1,188,015
   Capital loss carryforward         (163,996,038)
   Unrealized appreciation          2,794,062,452
   ----------------------------------------------
     Total                         $2,631,254,429
   ==============================================

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $328,331 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2011.


F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the six months ended June 30, 2011, the Fund recognized gains of $116,440 in the settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.


                               Pioneer Fund | Semiannual Report | 6/30/11     41

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.


G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's


42     Pioneer Fund | Semiannual Report | 6/30/11
   investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.10% on the excess over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the six months ended June 30, 2011, the aggregate performance adjustment resulted in a decrease to the basic fee of $226,720. For the six months ended June 30, 2011, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.47%, 1.22% and 0.85% of the average daily net assets attributable to Class A, Class Y and Class Z shares, respectively. Expenses waived during the six months ended June 30, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through June 1, 2012 for Class A and Class Y shares, and through May 1, 2012 for Class Z shares. Class B, Class C, and Class R shares do not have an expense limitation. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $126,257 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.


                               Pioneer Fund | Semiannual Report | 6/30/11     43

For the six months ended June 30, 2011, such out-of-pocket expenses by class of shares were as follows:

-----------------------------------------------
Shareholder Communications:
-----------------------------------------------
Class A                             $1,005,264
Class B                                 30,021
Class C                                 84,668
Class R                                190,198
Class Y                                991,273
Class Z                                    162
-----------------------------------------------
   Total                            $2,301,586
===============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,094,034 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2011.


4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $95,367 in distribution fees payable to PFD at June 30, 2011.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a


44     Pioneer Fund | Semiannual Report | 6/30/11

CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2011, CDSCs in the amount of $39,467 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS that may result in reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2011, the Fund's expenses were not reduced under such arrangements.


6. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2011:

----------------------------------------------------------------------------------------------------
                       Beginning                             Ending
                       Balance       Purchases    Sales      Balance      Dividend
Affiliates             (shares)      (shares)     (shares)   (shares)     Income        Value
----------------------------------------------------------------------------------------------------
John Wiley and Sons    3,494,400     --           50,104     3,444,296    $1,239,947    $179,137,835

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2011, the Fund had no borrowings under this agreement.


                               Pioneer Fund | Semiannual Report | 6/30/11     45

8 . Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 was as follows:

--------------------------------------------------------------------------------------------
                                        Location of                           Realized
                                        Gain or (Loss) On                     Gain or (Loss)
                                        Derivatives                           on Derivatives
                                        Recognized                            Recognized in
Derivatives                             in Income                             Income
--------------------------------------------------------------------------------------------
Forward Foreign Currency Contracts      Net realized loss on forward
                                        foreign currency contracts and
                                        other assets and liabilities
                                        denominated in foreign currencies     $(20,127)
--------------------------------------------------------------------------------------------

9. Subsequent Events

On August 5, 2011, Standard & Poor's Ratings Services (S&P) lowered its credit rating of the United States' long-term debt from AAA to AA+, with a "Negative" outlook. S&P reaffirmed its top (A-1+) rating on the U.S. government's short-term debt. S&P's downgrade reflects their opinion that the fiscal consolidation plan, that Congress and the Obama Administration agreed to on August 2, 2011 falls short of what would be necessary to stabilize the government's medium-term debt dynamics. The downgrade also reflects S&P's opinion that the effectiveness, stability, and predictability of U.S. policymaking and political institutions have weakened at a time of ongoing fiscal and economic challenges to a degree more than they envisioned when S&P assigned a negative outlook to the rating on April 18, 2011. The long-term effect of the downgrade is uncertain at this time.

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.


46     Pioneer Fund | Semiannual Report | 6/30/11

Trustees, Officers and Service Providers

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Benjamin M. Friedman                         Mark E. Bradley, Treasurer
Margaret B.W. Graham                         Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                               Pioneer Fund | Semiannual Report | 6/30/11     47

                           This page for your notes.

48     Pioneer Fund | Semiannual Report | 6/30/11

                           This page for your notes.

                               Pioneer Fund | Semiannual Report | 6/30/11     49

                           This page for your notes.

50     Pioneer Fund | Semiannual Report | 6/30/11

                           This page for your notes.

                               Pioneer Fund | Semiannual Report | 6/30/11     51

                           This page for your notes.

52     Pioneer Fund | Semiannual Report | 6/30/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: us.pioneerinvestments.com


This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2011

* Print the name and title of each signing officer under his or her signature.